Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

17. STOCKHOLDERS’ EQUITY (DEFICIT)

Authorized Capital Stock—The Company was authorized to issue 190,000,000 and 25,000,000 shares of common stock, with a par value of $0.000004 per share as of September 30, 2020 and December 31, 2019, respectively.

Warrants—In May 2015, the Company issued warrants to acquire 116,350 shares of Common Stock at a price of approximately $17.19 per share to the placement agent as consideration for backstopping the financing completed in May 2015. There were no changes related to these warrants during the three and nine months ended September 30, 2020 and September 30, 2019.

Common Stock Issuances and Cancellations—During the three and nine months ended September 30, 2020 and September 30, 2019, the Company issued and cancelled the following shares of common stock:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020		2019		2020		2019
	Shares	Average Price per Share	Shares	Average Price per Share	Shares	Average Price per Share	Shares	Average Price per Share
Common stock issued in connection with initial public offering	11,500,000	$15.00	—	$—	11,500,000	$15.00	—	$—
Acquisitions	—	—	25,408	26.90	791,139	31.60	150,439	22.41
Redemption of series A-1 preferred stock	1,786,739	15.00	—	—	1,786,739	15.00	—	—
Exercise of warrant options	2,534,239	0.01	—	—	2,534,239	0.01	—	—
Exercise of options	16,850	8.92	7,150	6.03	20,350	9.27	22,675	18.01
Restricted shares, net	8,333	24.00	—	—	8,333	24.00	—	—
Cancellation of shares	(117,785)	17.15	—	—	(117,785)	17.15	—	—

	15,728,376	$12.82	32,558	$22.32	16,523,015	$13.72	173,114	$21.83

Employee Equity Incentive Plans—The Company has two plans under which stock-based awards have been issued: (i) the Montrose Amended & Restated 2017 Stock Incentive Plan (“2017 Plan”) and (ii) the Montrose Amended & Restated 2013 Stock Option Plan (“2013 Plan”) (collectively the “Plans”).

As of September 30, 2020 and September 30, 2019, there was $10.4 million and $6.7 million, respectively, of total unrecognized stock compensation expense related to unvested options and restricted stock granted under the Plans. Such unrecognized expense is expected to be recognized over the next two years. The following number of shares were authorized to be issued and available for grant as of September 30, 2020 and September 30, 2019:

	September 30, 2020
	2017 Plan	2013 Plan
Shares authorized to be issued	2,945,443	2,047,269
Shares available for grant	1,233,266	—

	September 30, 2019
	2017 Plan	2013 Plan
Shares authorized to be issued	981,800	2,074,604
Shares available for grant	159,428	—

Total stock compensation expense for the Plans was as follows:

	Three Months Ended September 30,
	2020				2019
	2017 plan		2013 plan		2017 plan		2013 plan
	Options	Restricted Stock	Options	Total	Options	Restricted Stock	Options	Total
Cost of revenue	$276	$—	$(5)	$271	$278	$—	$97	$375
Selling, general and administrative expense	592	233	53	878	185	111	384	680

	$868	$233	$48	$1,149	$463	$111	$481	$1,055

	Nine Months Ended September 30,
	2020				2019
	2017 plan		2013 plan		2017 plan		2013 plan
	Options	Restricted Stock	Options	Total	Options	Restricted Stock	Options	Total
Cost of revenue	$973	$—	$126	$1,099	$623	$—	$390	$1,013
Selling, general and administrative expense	1,178	973	189	2,340	457	323	1,784	2,564

	$2,151	$973	$315	$3,439	$1,080	$323	$2,174	$3,577

Montrose Amended & Restated 2017 Stock Incentive Plan

Restricted Stock—During the nine months ended September 30, 2020 and September 30, 2019, the Company issued 33,229 and 30,000 shares of restricted stock with a fair market value of $31.60 and $24.00 per share, respectively, to certain 2017 Plan participants as Director’s compensation. These shares of restricted stock granted in the nine months ended September 30, 2020 vest one year from the date of grant and the shares of restricted stock granted during the nine months ended September 30, 2019 vest over three years, or, in each case, in full upon a change in control, subject to the participant’s continued service as a Director throughout such date, or upon retirement. Members of the Board of Directors that receive stock-based compensation are treated as employees for accounting purposes. There were 10,000 shares of restricted stock that became fully vested and were released as unrestricted shares of common stock during the nine months ended September 30, 2020. No restricted shares vested and were released as unrestricted shares of common stock during the nine months ended September 30, 2019. There were 1,667 shares of restricted stock that were forfeited during the nine months ended September 30, 2020. There were no forfeitures of restricted shares during the nine months ended September 30, 2019. There were an aggregate of 267,173 and 242,025 restricted shares outstanding as of September 30, 2020 and September 30, 2019, respectively.

Options—Options issued to all optionees under the 2017 Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the Board of Directors) as follows: one half on the second anniversary of date of grant and the remaining half on the fourth anniversary of the date of grant, with the exception of certain annual grants to certain executive officers, which vest annually over a 3-year period. The following summarizes the options activity of the 2017 Plan for the nine months ended September 30, 2020 and September 30, 2019:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contract Life (in Years)	Aggregate Intrinsic Value of In-The-Money Options (in Thousands)
Outstanding at December 31, 2018	257,762	$20	$10	—	$1,151
Granted	356,470	27	14	—	—
Forfeited/ cancelled	(17,700)	19	—	—	—

Outstanding at September 30, 2019	596,532	24	12	8.07	4,693
Outstanding at December 31, 2019	617,852	24	12	7.82	4,693
Granted	851,877	32	12	—	—
Forfeited/ cancelled	(14,375)	22	—	—	—
Exercised	(925)	14	—	—	7,918

Outstanding at September 30, 2020	1,454,429	21	12	7.59	7,649
Exercised at September 30, 2020	925	14	—	7.33	7,649
Options vested and expected to vest	1,454,429	21		9.04	7,649

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for the nine months ended September 30, 2020 and September 30, 2019:

	September 30, 2020	September 30, 2019
Common stock value (per share)	$16.36	$27.30
Expected volatility	46.14	47.94
Risk-free interest rate	0.41	2.15
Expected life (years)	7	7
Forfeiture rate	None	None
Dividend rate	None	None

Montrose Amended & Restated 2013 Stock Option Plan—The following summarizes the activity of the 2013 Plan for the nine months ended September 30, 2020 and September 30, 2019:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contract Life (in Years)	Aggregate Intrinsic Value of In-The- Money Options (in Thousands)
Outstanding at December 31, 2018	1,900,404	$6	$1	7.30	33,290
Forfeited/ cancelled	(14,500)	8	—	—	—
Expired	(5,400)	8	—	—	—
Exercised	(19,010)	6	—	—	466

Outstanding at September 30, 2019	1,861,494	6	1	6.65	47,381
Outstanding at December 31, 2019	1,855,469	6	1	6.40	46,617
Forfeited/ cancelled	(7,500)	10	—	—	—
Expired	(11,300)	6	—	—	—
Exercised	(19,175)	8	—	—	354

Outstanding at September 30, 2020	1,817,494	6	1	5.63	33,772
Exercised at September 30, 2020	221,025	6	—	5.14	33,772
Options vested and expected to vest	1,817,494	6	—	5.17	33,772

Total shares outstanding from exercised options were 221,950 shares and 201,600 shares as of September 30, 2020 and December 31, 2019.

Common Stock Reserved for Future Issuances—At September 30, 2020 and September 30, 2019, the Company has reserved certain stock of its authorized but unissued common stock for possible future issuance in connection with the following:

	September 30, 2020	December 31, 2019
Warrants	116,350	650,590
Montrose 2013 Stock Incentive Plan	2,047,269	2,058,619
Montrose 2017 Stock Incentive Plan	2,945,443	997,785

Common stock reserved for future issuance	5,109,062	3,706,994

19. STOCKHOLDERS’ EQUITY (DEFICIT)

Authorized Capital Stock—The Company was authorized to issue 25,000,000 shares of common stock, with a par value of $0.000004 per share as of December 31, 2019 and 2018.

Warrants—In May 2015, the Company issued warrants to acquire 116,350 shares of Common Stock at a price of approximately $17.19 per share to the placement agent as consideration for backstopping the financing completed in May 2015. There were no changes related to these warrants during 2019 or 2018.

Common Stock Issuances and Repurchases—During the years ended December 31, 2019 and 2018, the Company issued common stock in connection with (i) business acquisitions, (ii) as part of the exercise of options by certain participants, (iii) as part of a common stock offering to certain employees, (iv) through the conversion of the convertible preferred stock into common stock and (v) the vesting of restricted stock. Details of common stock issuances are as follows:

2019	Number of Shares	Average Price per Share
Acquisitions	150,439	$26.90
Exercise of options	27,350	6.16
Shares sold	42,415	31.60
Release of restricted stock	12,132	18.82

	232,336

2018	Number of Shares	Average Price per Share
Acquisitions	264,582	$20.26
Exercise of options	5,000	6.03
Release of restricted stock	184,400	13.64

	453,982

Furthermore, during 2018, certain shares of common stock were repurchased from an investor. This repurchase transaction was accounted for as treasury stock by the Company and recorded as a reduction to additional paid in capital. The treasury stock is carried at cost at the purchase price of $9.80 per share. There are no commitments to repurchase capital stock nor any restrictions imposed by state law related to this transaction. Amounts paid to repurchase these shares were funded through the issuance of the Redeemable Series A-1 Preferred Stock.

Employee Equity Incentive Plans—The Company has two plans under which stock-based awards have been issued: (i) the Montrose 2017 Stock Incentive Plan (“2017 Plan”) and (ii) the Montrose Amended & Restated 2013 Stock Option Plan (“2013 Plan”) (collectively the “Plans”).

In October 2018, the Company offered to existing holders of stock options under the Plans to partially repurchase some of their options. As a result, on November 30, 2018, a total of 86,884 options were repurchased by the Company at the fair value price of $22.20 per option, less the aggregate applicable exercise price of each option for a total purchase price of $1.4 million. Total amount paid for these retired options was funded through the issuance of the Redeemable Series A-1 Preferred Stock.

Total stock-based compensation for the Plans was $4.3 million and $5.8 million for the years ended December 31, 2019 and 2018. Of this amount, $1.4 million ($1.0 million related to the 2017 Plan and $0.4 million related to the 2013 Plan) and $0.8 million ($0.2 million related to the 2017 plan and $0.6 million related to the 2013 plan) was recorded in cost of revenues, $2.9 million ($1.1 million related to the 2017 Plan and $1.8 million related to the 2013 Plan) and $3.1 million ($0.2 million related to the 2017 plan and $2.9 million related to the 2013 plan) was recorded in selling, general and administrative expense and zero and $1.9 million (all related to the 2017 plan) was recorded in related party expense on the consolidated statements of operations for the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2019, there was $6.3 million of total unrecognized stock compensation expense related to unvested options and restricted stock granted under the Plans. That expense is expected to be recognized over the next two years.

Montrose 2017 Stock Incentive Plan—On October 25, 2017, the Company adopted the 2017 Plan with the objective of attracting and retaining the best available employees and directors by providing stock-based and other performance-based compensation. The plan provides for the grant of Options, Stock Appreciation Rights, Restricted Stock Units and Restricted Stock, any of which may be performance based, as determined by the Company’s Compensation Committee.

The Company was authorized to issue up to 997,785 and 600,900 shares as equity awards to participants under the 2017 Stock Incentive Plan as of December 31, 2019 and 2018, respectively. There were 137,908 and 131,113 shares available for grant at December 31, 2019 and 2018.

Restricted Stock—On October 25, 2017, the Company issued 175,625 shares of restricted stock with a fair market value of $13.64 per share to certain related-parties in connection with the settlement of services provided (Note 22). On September 30, 2018, these shares of restricted stock became fully vested and released as common stock.

As of December 31, 2019 and 2018, the Company issued 40,000 and 26,400 shares of restricted stock with a fair market value of $24.00 and $13.64 per share, respectively, to certain plan participants as Director’s compensation. These shares of restricted stock vest over three years, in full upon a change in control, subject to the participant’s continued service as a Director throughout such date, or upon retirement. Members of the Board of Directors that receive stock-based compensation are treated as employees for accounting purposes. During 2019 and 2018, a total of 12,132 and 8,775 of these restricted shares became fully vested and released as common stock. There were 239,893 and 212,025 restricted shares outstanding as of December 31, 2019 and 2018. There were no forfeitures, cancellations or expirations of restricted shares during 2019 or 2018.

Total stock compensation expense for restricted stock amounted to $0.4 million and $2.0 million for the years ended December 31, 2019 and 2018, respectively. In 2019, this amount consists of restricted stock granted to advisors of the Board. In 2018, this amount consists of $0.2 million pertaining to the restricted stock granted to Board Directors and $1.8 million pertaining to the restricted stock granted to advisors to the Board.

Options—Options issued to all optionees under the Montrose 2017 Stock Incentive Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the Board of Directors) with the exception of certain annual grants to our named executive officers, which vest annually over a 3-year period, as follows: one half on the second anniversary of date of grant and the remaining half on the fourth anniversary of the date of grant. The following summarizes the options activity of the 2017 Stock Incentive Plan for the years ended December 31, 2019 and 2018:

		Weighted-	Weighted	Weighted	Aggregate
	Options to	Average	Average	Average	Intrinsic Value
	Purchase	Exercise	Grant Date	Remaining	of In-The-Money
	Common	Price per	Fair Value	Contract Life	Options
	Stock	Share	per Share	(in Years)	(in Thousands)
Outstanding at January 1, 2018	49,875	$14	$7		$40
Granted	220,900	21	11
Forfeitured/cancelled	(6,000)	18
Expired	(7,013)	14

Outstanding at December 31, 2018	257,762	20	10		1,151
Granted	380,820	27	14
Forfeitured/cancelled	(20,730)	20

Outstanding at December 31, 2019	617,852	24	12	7.82	4,696

Options vested and expected to vest	617,852	24		8.79	4,696

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for the years ended December 31, 2019 and 2018:

	2019	2018
Common stock value (per share)	$24.00–$31.60	$18.00–$24.00
Expected volatility	48.13%	48.69%
Risk- free interest rate	1.43%–2.63%	2.86%–2.89%
Expected life (years)	7.00	7.00
Forfeiture rate	None	None
Dividend rate	None	None

Total stock compensation expense for options granted under the Montrose 2017 Stock Incentive Plan was $2.1 million and $2.3 million for the years ended December 31, 2019 and 2018, respectively.

Montrose Amended & Restated 2013 Stock Option Plan—In July 2013, the Company adopted the 2013 Plan to grant certain equity incentive awards to the Company’s management and employees.

As of December 31, 2019 and 2018, the Company was authorized to issue up to 2,058,619 and 2,154,600 shares, respectively, as equity awards to employees and non-employee directors under the Montrose Amended & Restated 2013 Stock Option Plan. As of December 31, 2019 and 2018, 1,550 and 79,946 shares were available for grant, respectively. The following summarizes the activity of the Montrose Amended & Restated 2013 Stock Option Plan for the years ended December 31, 2019 and 2018:

		Weighted-	Weighted	Weighted	Aggregate
	Options to	Average	Average	Average	Intrinsic Value
	Purchase	Exercise	Grant Date	Remaining	of In-The-Money
	Common	Price per	Fair Value	Contract Life	Options
	Stock	Share	per Share	(in Years)	(in Thousands)
Outstanding at January 1, 2018	2,066,000	$6	$1	7.83	$16,534
Forfeitured/cancelled	(43,225)	7
Expired	(117,371)	6
Exercised	(5,000)	6			60

Outstanding at December 31, 2018	1,900,404	6	1	7.30	33,290
Forfeitured/cancelled	(10,635)	8
Expired	(6,950)	8
Exercised	(27,350)	6

Outstanding at December 31, 2019	1,855,469	6	1	6.40	46,617

Exercised at December 31, 2019	201,600	6		5.90	46,617

Options vested and expected to vest	1,855,494	6		5.86	46,617

Stock compensation expense related to the Montrose Amended & Restated 2013 Stock Option Plan was $2.2 million and $3.5 million for the years ended December 31, 2019 and 2018, respectively.

Key Assumptions Used by Management—Due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock for purposes of determining the exercise price for stock option grants, and the fair value at grant date of stock options and restricted stock grants was estimated based on highly subjective and uncertain information (Note 2). The exercise price of stock options is set at least equal to the fair value of the Company’s common stock on the date of grant.

Expected volatility represents the estimated volatility of the shares over the expected life of the options. The Company has estimated the expected volatility based on the weighted average historical volatilities of a pool of public companies that are comparable to Montrose since Montrose’s common stock is not publicly traded and does not have a readily determinable fair value.

The Company uses an expected dividend yield of zero since no dividends are expected to be paid. The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant. The expected option life represents the period of time the option is expected to be outstanding. The simplified method is used to estimate the term since the Company does not have sufficient exercise history to calculate the expected life of the options.

Forfeitures are recognized when they occur. Previously recognized expense is reversed for the portion of awards forfeited prior to vesting as and when forfeitures occur.

Unless otherwise approved by the Board of Directors, options must generally be exercised while the individual is an employee. The expiration date of newly issued options is ten years after grant date unless earlier terminated as provided for in the Plan.

Common Stock Reserved for Future Issuances—At December 31, 2019 and 2018, the Company has reserved certain stock of its authorized but unissued common stock for possible future issuance in connection with the following:

	2019	2018
Warrants	650,590	650,590
Montrose 2013 Stock Incentive Plan	2,058,619	2,154,600
Montrose 2017 Stock Incentive Plan	997,785	600,900

Common stock reserved for future issuance	3,706,994	3,406,090